PROPERTY, PLANT AND EQUIPMENT - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 5,235,057	R$ 1,773,889
Acquisition of subsidiary		2,912,482
Additions	201,941	(118,870)
Write-offs	(65,421)	(20,500)
Write-offs Impairment	1,977	5,361
Transfers	(144,809)	(75,214)
Exchange rate variation	148,663	768,631
Property, Plant And Equipment, Ending	5,377,408	5,235,057
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	7,546,059	3,314,514
Acquisition of subsidiary		2,912,482
Additions	947,535	594,251
Write-offs	(366,304)	(73,768)
Write-offs Impairment	2,268	141
Transfers	(136,879)	(72,959)
Exchange rate variation	239,408	871,680
Property, Plant And Equipment, Ending	8,232,087	7,546,059
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	79,227	45,578
Acquisition of subsidiary		25,789
Additions	4,951	14,594
Write-offs	(59,053)	(17,274)
Write-offs Impairment
Transfers	6,702	1,184
Exchange rate variation	7,074	9,356
Property, Plant And Equipment, Ending	R$ 38,901	R$ 79,227
Gross carrying amount [member] | Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Gross carrying amount [member] | Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years	5 years
Gross carrying amount [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Property, Plant And Equipment, Beginning	R$ 187,852	R$ 192,556
Acquisition of subsidiary
Additions	2,097	1,243
Write-offs		(19,713)
Write-offs Impairment
Transfers	2,042	5,650
Exchange rate variation	(151)	8,116
Property, Plant And Equipment, Ending	191,840	187,852
Gross carrying amount [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	85,678	11,974
Acquisition of subsidiary		52,410
Additions	19,526	11,625
Write-offs	(538)	(1,743)
Write-offs Impairment
Transfers	5,233	5,888
Exchange rate variation	1,099	5,524
Property, Plant And Equipment, Ending	R$ 110,998	R$ 85,678
Gross carrying amount [member] | Tools and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Gross carrying amount [member] | Tools and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 293,471	R$ 309,772
Acquisition of subsidiary		1,431
Additions	700	81
Write-offs	(14,486)	(3,599)
Write-offs Impairment
Transfers	21,231	8,791
Exchange rate variation	2,536	(23,005)
Property, Plant And Equipment, Ending	R$ 303,452	R$ 293,471
Gross carrying amount [member] | Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Gross carrying amount [member] | Facilities [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Gross carrying amount [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,819,693	R$ 866,451
Acquisition of subsidiary		740,328
Additions	37,229	20,098
Write-offs	(98,228)	(5,134)
Write-offs Impairment
Transfers	85,451	58,649
Exchange rate variation	115,798	139,301
Property, Plant And Equipment, Ending	R$ 1,959,943	R$ 1,819,693
Gross carrying amount [member] | Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Gross carrying amount [member] | Machinery and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 963,957	R$ 615,103
Acquisition of subsidiary		58,548
Additions	104,795	34,324
Write-offs	(51,588)	(8,761)
Write-offs Impairment	(2,074)
Transfers	93,589	51,588
Exchange rate variation	19,825	213,155
Property, Plant And Equipment, Ending	R$ 1,128,504	R$ 963,957
Gross carrying amount [member] | Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Gross carrying amount [member] | Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years	20 years
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,899,176	R$ 386,957
Acquisition of subsidiary		1,203,081
Additions	6,233	12,275
Write-offs	(13,322)
Write-offs Impairment	394	115
Transfers	(6,944)	48,551
Exchange rate variation	96,750	248,427
Property, Plant And Equipment, Ending	R$ 1,982,287	R$ 1,899,176
Gross carrying amount [member] | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	14 years	14 years
Gross carrying amount [member] | Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years	60 years
Gross carrying amount [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 566,548	R$ 397,727
Acquisition of subsidiary		32,566
Additions	107,077	32,530
Write-offs	(40,259)	(6,300)
Write-offs Impairment	3,948	26
Transfers	19,304	11,239
Exchange rate variation	3,509	98,812
Property, Plant And Equipment, Ending	R$ 660,127	R$ 566,548
Gross carrying amount [member] | Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Gross carrying amount [member] | Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years	25 years
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Property, Plant And Equipment, Beginning	R$ 661,613	R$ 35,157
Acquisition of subsidiary		570,572
Additions	295	57
Write-offs	(1,203)
Write-offs Impairment
Transfers	(2,372)	4,252
Exchange rate variation	(29,960)	51,575
Property, Plant And Equipment, Ending	628,373	661,613
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	543,772	297,228
Acquisition of subsidiary		112,369
Additions	58,192	27,254
Write-offs	(57,574)	(10,652)
Write-offs Impairment
Transfers	68,645	36,554
Exchange rate variation	21,545	81,019
Property, Plant And Equipment, Ending	R$ 634,580	R$ 543,772
Gross carrying amount [member] | IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	3 years
Gross carrying amount [member] | IT equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years	15 years
Gross carrying amount [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Property, Plant And Equipment, Beginning	R$ 36,687
Acquisition of subsidiary		36,423
Additions
Write-offs	(3,628)
Write-offs Impairment
Transfers
Exchange rate variation	(1,423)	264
Property, Plant And Equipment, Ending	R$ 31,636	R$ 36,687
Gross carrying amount [member] | Other assets and projects in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Property, Plant And Equipment, Beginning	R$ 408,385	R$ 156,011
Acquisition of subsidiary		78,965
Additions	606,440	440,170
Write-offs	(26,425)	(592)
Write-offs Impairment
Transfers	(429,760)	(305,305)
Exchange rate variation	2,806	39,136
Property, Plant And Equipment, Ending	561,446	408,385
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(2,311,002)	(1,540,625)
Acquisition of subsidiary
Additions	(745,594)	(713,121)
Write-offs	300,883	53,268
Write-offs Impairment	(291)	5,220
Transfers	(7,930)	(2,255)
Exchange rate variation	(90,745)	(103,049)
Property, Plant And Equipment, Ending	(2,854,679)	(2,311,002)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(33,042)	(16,924)
Acquisition of subsidiary
Additions	(19,229)	(24,150)
Write-offs	47,501	10,081
Write-offs Impairment
Transfers	(5,738)	(2,093)
Exchange rate variation	1,051	44
Property, Plant And Equipment, Ending	(9,457)	(33,042)
Accumulated depreciation, amortisation and impairment [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(166,536)	(175,938)
Acquisition of subsidiary
Additions	(7,705)	(10,092)
Write-offs		19,684
Write-offs Impairment
Transfers
Exchange rate variation	77	(190)
Property, Plant And Equipment, Ending	(174,164)	(166,536)
Accumulated depreciation, amortisation and impairment [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(39,159)	(3,255)
Acquisition of subsidiary
Additions	(32,867)	(42,932)
Write-offs	750
Write-offs Impairment
Transfers	3,145	10
Exchange rate variation	2,391	7,018
Property, Plant And Equipment, Ending	(65,740)	(39,159)
Accumulated depreciation, amortisation and impairment [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(176,726)	(167,362)
Acquisition of subsidiary
Additions	(16,453)	(19,933)
Write-offs	13,072	285
Write-offs Impairment
Transfers	(2,705)	1,044
Exchange rate variation	(608)	9,240
Property, Plant And Equipment, Ending	(183,420)	(176,726)
Accumulated depreciation, amortisation and impairment [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(578,762)	(416,736)
Acquisition of subsidiary
Additions	(198,805)	(193,657)
Write-offs	91,864	2,759
Write-offs Impairment
Transfers	8,463	(1,202)
Exchange rate variation	(51,168)	30,074
Property, Plant And Equipment, Ending	(728,408)	(578,762)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(480,554)	(267,371)
Acquisition of subsidiary
Additions	(153,822)	(130,631)
Write-offs	48,057	7,124
Write-offs Impairment		4,900
Transfers	(5,561)	(4,107)
Exchange rate variation	(10,742)	(80,669)
Property, Plant And Equipment, Ending	(602,622)	(480,554)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(179,729)	(101,785)
Acquisition of subsidiary
Additions	(89,292)	(88,593)
Write-offs	13,835
Write-offs Impairment
Transfers	2,801
Exchange rate variation	(45,941)	10,649
Property, Plant And Equipment, Ending	(298,326)	(179,729)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(318,611)	(193,973)
Acquisition of subsidiary
Additions	(95,673)	(81,287)
Write-offs	31,464	4,744
Write-offs Impairment	(291)	284
Transfers	(353)	4,093
Exchange rate variation	13,858	(51,904)
Property, Plant And Equipment, Ending	(369,606)	(318,611)
Accumulated depreciation, amortisation and impairment [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(311,856)	(197,281)
Acquisition of subsidiary
Additions	(115,735)	(96,768)
Write-offs	52,971	8,591
Write-offs Impairment		36
Transfers	(7,982)
Exchange rate variation	(9,493)	(26,362)
Property, Plant And Equipment, Ending	(392,095)	(311,856)
Accumulated depreciation, amortisation and impairment [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(26,027)
Acquisition of subsidiary
Additions	(16,013)	(25,078)
Write-offs	1,369
Write-offs Impairment
Transfers
Exchange rate variation	9,830	(949)
Property, Plant And Equipment, Ending	R$ (30,841)	R$ (26,027)